Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30,	December 31,
	2024	2023
Computers and office equipment	$187,008	$175,008
Vehicles	11,938	11,938
Leasehold improvements	6,113	6,113
Software	473,389	472,197
Machinery and equipment	838,800	838,800
Total	1,517,248	1,504,056

Less: accumulated depreciation	(667,966)	(477,763)

Equipment, net	$849,282	$1,026,293

During the nine months ended September 30, 2024 and 2023, the Company recorded depreciation expense of $190,203 and $104,472, respectively.

4. Property and Equipment

Property and equipment as of December 31, 2023 and 2022 consisted of the following:

	December 31	December 31
	2023	2022
Computers and office equipment	$175,008	$162,063
Vehicles	11,938	11,938
Leasehold improvements	6,113	6,113
Software	472,197	820,120
Machinery and equipment	838,800	838,800
Total	1,504,056	1,839,034

Less: accumulated depreciation	(477,763)	(294,763)

Equipment, net	$1,026,293	$1,544,271

During the years ended December 31, 2023 and 2022, the Company recorded depreciation expense of $172,009 and $129,362, respectively.